Property and equipment	12 Months Ended
Dec. 31, 2021
Property and equipment
Property and equipment

6.     Property and equipment

	Plant				Furniture	Capital
	and	Leasehold	Motor		and	work-in-
Cost	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2019	$449,044	$304,770	$38,427	$—	$—	$616,377	$1,408,618
Additions	172,369	—	—	—	—	266,768	439,137
Write-offs	(23,748)	—	—	—	—	—	(23,748)
Foreign exchange movements	(11,305)	(11,333)	(1,429)	—	—	—	(24,067)
Balance, December 31, 2020	$586,360	$293,437	$36,998	$—	$—	$883,145	$1,799,940
Additions	53,808	493,136	14,214	10,427	4,887	—	576,472
Reclassifications	—	360,695	—	—	—	(360,695)	—
Foreign exchange movements	(50,157)	(57,574)	(3,589)	(303)	(192)	(58,197)	(170,012)
Balance, December 31, 2021	$590,011	$1,089,694	$47,623	$10,124	$4,695	$464,253	$2,206,400

	Plant				Furniture
Accumulated	and	Leasehold	Motor		and	Capital work-in-
depreciation	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2019	$67,113	$22,489	$4,803	$—	$—	$—	$94,405
Depreciation	60,212	14,950	9,425	—	—	—	84,587
Foreign exchange movements	(3,615)	(1,115)	(354)	—	—	—	(5,084)
Balance, December 31, 2020	$123,710	$36,324	$13,874	$—	$—	$—	$173,908
Depreciation	63,785	78,352	11,208	1,245	483	—	155,073
Foreign exchange movements	(12,641)	(6,053)	(1,577)	(39)	(19)	—	(20,329)
Balance, December 31, 2021	$174,854	$108,623	$23,505	$1,206	$464	$—	$308,652

	Plant				Furniture	Capital
	and	Leasehold	Motor		and	work-in-
Net book value	equipment	Improvements	Vehicles	Computers	fixtures	progress	Total
Balance, December 31, 2020	$462,650	$257,113	$23,124	$—	$—	$883,145	$1,626,032
Balance, December 31, 2021	$415,157	$981,071	$24,118	$8,918	$4,231	$464,253	$1,897,748

As at December 31, 2021 and 2020 the Company’s Capital work in progress relate to the ongoing civil, gravelling, storm drainage work on site, as well as the construction of hoop houses and a Cravo A-Frame style greenhouse for future medical cannabis cultivation in Bophelo Bio Science in Lesotho.

The Company considered indicators of impairment at December 31, 2021 and 2020. The Company did not record any impairment loss during the year ended December 31, 2021 (2020 – $23,748, 2019 – nil).